TAXES ON INCOME (Details 4) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
At the beginning of the year	843	1,086	976
Balance of Unibanco’s acquisition	0	562	0
Total interest and penalties recognized during the year	98	200	119
Total interest and penalties reverted by payments	(38)	(564)	(9)
Total interest and penalties reverted by REFIS	(33)	(441)	0
At the end of the year	870	843	1,086